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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07677

Profit Funds Investment Trust
(Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320 Silver Spring, Maryland	20910
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management 8401 Colesville Road Silver Spring, Maryland 20910
(Name and address of agent for service)

Registrant's telephone number, including area code:     (301) 650-0059

Date of fiscal year end:       September 30, 2011

Date of reporting period:     December 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Profit Fund
Schedule of Investments
December 31, 2010 (Unaudited)
Shares	Common Stocks - 97.9%	Value

	Consumer Discretionary - 14.9%
	Automobiles - 1.6%
4,960	General Motors Co. (a)	$182,826

	Hotels, Restaurants & Leisure - 3.2%
2,110	McDonald's Corp.	161,964
4,120	Yum! Brands, Inc.	202,086
		364,050
	Media - 2.7%
8,217	Walt Disney Co. (The)	308,220

	Multiline Retail - 2.0%
3,870	Target Corp.	232,703

	Specialty Retail - 3.8%
6,010	Best Buy Co., Inc.	206,083
6,490	Home Depot, Inc. (The)	227,540
		433,623
	Textiles, Apparel & Luxury Goods - 1.6%
2,170	NIKE, Inc. - Class B	185,362

	Consumer Staples - 7.4%
	Beverages - 4.1%
4,155	Coca-Cola Co. (The)	273,274
2,977	PepsiCo, Inc.	194,487
		467,761
	Food & Staples Retailing - 3.3%
2,210	Costco Wholesale Corp.	159,584
4,102	Wal-Mart Stores, Inc.	221,221
		380,805
	Energy - 7.8%
	Oil, Gas & Consumable Fuels - 7.8%
20,625	El Paso Corp.	283,800
3,080	Exxon Mobil Corp.	225,210
5,880	Marathon Oil Corp.	217,736
5,060	Plains Exploration & Production Co. (a)	162,628
		889,374
	Financials - 13.0%
	Capital Markets - 5.1%
2,009	Franklin Resources, Inc.	223,421
1,030	Goldman Sachs Group, Inc. (The)	173,205
6,900	Morgan Stanley	187,749
		584,375
	Consumer Finance - 2.2%
5,960	American Express Co.	255,803

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.9% (Continued)	Value

	Financials - 13.0% (Continued)
	Diversified Financial Services - 3.1%
15,440	Bank of America Corp.	$205,970
3,584	JPMorgan Chase & Co.	152,033
		358,003
	Insurance - 2.6%
3,200	AFLAC, Inc.	180,576
1	Berkshire Hathaway, Inc. - Class A (a)	120,450
		301,026
	Health Care - 9.8%
	Biotechnology - 4.4%
3,069	Amgen, Inc. (a)	168,488
3,573	Celgene Corp. (a)	211,307
3,254	Gilead Sciences, Inc. (a)	117,925
		497,720
	Health Care Equipment & Supplies - 3.9%
10,482	Hologic, Inc. (a)	197,271
6,525	Medtronic, Inc.	242,012
		439,283
	Health Care Providers & Services - 1.5%
3,240	Express Scripts, Inc. (a)	175,122

	Industrials - 14.0%
	Aerospace & Defense - 5.8%
2,150	General Dynamics Corp.	152,564
3,325	Rockwell Collins, Inc.	193,715
3,995	United Technologies Corp.	314,486
		660,765
	Air Freight & Logistics - 4.6%
2,250	FedEx Corp.	209,273
4,400	United Parcel Service, Inc. - Class B	319,352
		528,625
	Professional Services - 1.7%
3,000	Manpower, Inc.	188,280

	Road & Rail - 1.9%
3,300	CSX Corp.	213,213

	Information Technology - 29.0%
	Communications Equipment - 3.8%
11,103	Cisco Systems, Inc. (a)	224,614
4,162	QUALCOMM, Inc.	205,977
		430,591
	Computers & Peripherals - 9.4%
1,512	Apple, Inc. (a)	487,711
17,276	EMC Corp. (a)	395,620
5,730	Western Digital Corp. (a)	194,247
		1,077,578

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.9% (Continued)	Value

	Information Technology - 29.0% (Continued)
	Internet Software & Services - 3.0%
2,145	Akamai Technologies, Inc. (a)	$100,922
400	Google, Inc. - Class A (a)	237,588
		338,510
	IT Services - 3.2%
3,140	Automatic Data Processing, Inc.	145,319
3,170	Visa, Inc. - Class A	223,105
		368,424
	Semiconductors & Semiconductor Equipment - 2.2%
11,845	Intel Corp.	249,100

	Software - 7.4%
7,862	Adobe Systems, Inc. (a)	241,992
4,515	Citrix Systems, Inc. (a)	308,871
10,410	Microsoft Corp.	290,647
		841,510
	Telecommunication Services - 2.0%
	Diversified Telecommunication Services - 2.0%
6,463	Verizon Communications, Inc.	231,246

	Total Common Stocks (Cost $9,101,670)	$11,183,898

Shares	Money Market Funds - 2.3%	Value

131,713	Fidelity Institutional Government Portfolio, 0.02% (b)	$131,713
131,713	Wells Fargo Advantage Heritage Fund - Institutional Class, 0.13% (b)	131,713
	Total Money Market Funds (Cost $263,426)	$263,426

	Total Investment Securities at Value - 100.2%
	(Cost $9,365,096)	$11,447,324

	Liabilities in Excess of Other Assets - (0.2%)	(25,785)

	Net Assets - 100.0%	$11,421,539

(a) Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

See accompanying notes to Schedules of Investments.

The Profit Opportunity Fund
Schedule of Investments
December 31, 2010 (Unaudited)
Shares	Money Market Funds - 82.5%	Value

89,477	Fidelity Institutional Government Portfolio, 0.02% (a)	$89,477
89,476	Fidelity Institutional Money Market Portfolio, 0.21% (a)	89,476
	Total Money Market Funds (Cost $178,953)	$178,953

	Total Investment Securities at Value - 82.5% (Cost $178,953)	$178,953

	Other Assets in Excess of Liabilities - 17.5%	37,970

	Net Assets - 100.0%	$216,923

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2010.

See accompanying notes to Schedules of Investments.

The Profit Funds Investment Trust
Notes to Schedules of Investments
December 31, 2010 (Unaudited)

1.	Securities valuation

The portfolio securities of The Profit Fund and The Profit Opportunity Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of December 31, 2010:

The Profit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,183,898	$-	$-	$11,183,898
Money Market Funds	263,426	-	-	263,426
Total	$11,447,324	$-	$-	$11,447,324

The Profit Opportunity Fund	Level 1	Level 2	Level 3	Total
Money Market Funds	$178,953	$-	$-	$178,953
Total	$178,953	$-	$-	$178,953

The Profit Funds Investment Trust
Notes to Schedule of Investments (Continued)

Refer to The Profit Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type.  During the quarter ended December 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended December 31, 2010.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following is computed on a tax basis as of December 31, 2010:

	The	The Profit
	Profit	Opportunity
	Fund	Fund
Cost of portfolio investments	$9,365,096	$178,953
Gross unrealized appreciation	$2,290,922	$-
Gross unrealized depreciation	(208,694)	-
Net unrealized appreciation	$2,082,228	$-

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	January 31, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	January 31, 2011

* Print the name and title of each signing officer under his or her signature.